Condensed Consolidated Balance Sheets (Including Dala Petroleum 5-21-14) (Parenthetical) (USD $)	Jun. 30, 2014	May 21, 2014
Statement of Financial Position [Abstract]
Series A preferred convertible stock, par value per share in dollars	$ 0.01
Series A preferred convertible stock, shares authorized	50,000,000
Series A preferred convertible stock, shares issued	2,025
Series A preferred convertible stock, shares outstanding	2,025
Series A preferred convertible stock, dividend rate	6.00%
Common stock, par value in dollars	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	10,000,000
Common stock, shares issued	12,500,000	1,000,000
Common stock, shares outstanding	12,500,000	1,000,000